Employee-related expenditure - Number of employees (Details) - employee	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Number and average number of employees
Permanent employees	26,943	27,107	27,678
Non-permanent employees	296	304	463
Total number of employees	27,239	27,411	28,141